UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

WESTERN ASSET

GLOBAL CORPORATE

DEFINED OPPORTUNITY

FUND INC. (GDO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

II	Western Asset Global Corporate Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global Corporate Defined Opportunity Fund Inc. for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notices

Effective March 1, 2024, S. Kenneth Leech no longer serves as a member of the Fund’s portfolio management team. Also, effective June 3, 2024, Chia-Liang (CL) Lian is no longer a portfolio manager of the Fund.

At the Fund’s re-convened Special Meeting of Stockholders held on June 10, 2024, stockholders of the Fund approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024 and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024.

As a result of the proposal’s approval, the following will occur:

•	The Fund will conduct a tender offer beginning in September 2024 for up to 100% of the Fund’s Common Stock at a price per share equal to net asset value (“Tender Offer”);

•

If the Fund maintains at least $50 million of net assets following the Tender Offer, the Fund will change its name from “Western Asset Global Corporate Defined Opportunity Fund Inc.” to “Western Asset Global Corporate Opportunity Fund Inc.” The Fund’s ticker symbol will remain “GDO”. The Fund’s CUSIP, 95790C107, will not change. If less than $50 million of net assets remain in the Fund following the Tender Offer, the Tender Offer will be cancelled and the Fund will proceed to liquidate on December 2, 2024 without further action by stockholders; and

•

The Fund’s investment manager has agreed to waive 10 basis points of its annual management fee (the “Fee Waiver”) for a period of two years following the proposal’s approval. The Fee Waiver will terminate on June 10, 2026.

Western Asset Global Corporate Defined Opportunity Fund Inc.	III

Letter from the chairman (cont’d)

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2024

IV	Western Asset Global Corporate Defined Opportunity Fund Inc.

Performance review

For the six months ended April 30, 2024, Western Asset Global Corporate Defined Opportunity Fund Inc. returned 9.31% based on its net asset value (“NAV”)i and 9.85% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Corporate Indexii, returned 6.88% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.61 per share. As of April 30, 2024, the Fund estimates that 69% of the distributions were sourced from net investment income and 31% constituted return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$12.42 (NAV)	9.31	%†
$11.88 (Market Price)	9.85	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “GDO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XGDOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition,

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

Western Asset Global Corporate Defined Opportunity Fund Inc.	V

Performance review (cont’d)

the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in the Western Asset Global Corporate Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2024

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk, call risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high yield bonds, known as “junk bonds,” which are subject to greater credit risk (risk of default) than higher-rated obligations. The Fund’s investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, social, economic or regulatory structure of specific countries or regions. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market

VI	Western Asset Global Corporate Defined Opportunity Fund Inc.

disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg Global Aggregate Corporate Index is the corporate component of the Bloomberg Global Aggregate Index, which is comprised of several other Bloomberg indices that measure fixed income performance of regions around the world.

Western Asset Global Corporate Defined Opportunity Fund Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	1

Schedule of investments (unaudited)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 120.9%
Communication Services — 13.2%
Diversified Telecommunication Services — 3.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	700,000		$553,215	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,150,000		855,893	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	360,000		243,572	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		130,563	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	410,000		268,866	(a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000		492,404
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	1,300,000		388,530	(b)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	200,000	EUR	209,812	(c)(d)(e)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	430,000		362,576
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	200,000		181,354
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	200,000		186,149
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,142,781
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000		1,197,405	(b)
Total Diversified Telecommunication Services					7,213,120
Entertainment — 1.8%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	490,000		501,790	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		531,308	(b)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	1,150,000	GBP	1,400,900	(a)
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,120,000		958,843
Total Entertainment					3,392,841
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000		710,836	(a)
Media — 3.3%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	460,000		407,466	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000		292,757
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,000,000		559,204
Comcast Corp., Senior Notes	4.200%	8/15/34	2,830,000		2,538,330	(b)

See Notes to Financial Statements.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
DirecTV Financing LLC/DirecTV Financing
Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	590,000		$550,412	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000		348,860
DISH DBS Corp., Senior Notes	7.375%	7/1/28	760,000		341,094
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,500,000		603,827	(b)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	550,000		465,307
Total Media					6,107,257
Wireless Telecommunication Services — 3.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		654,941
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	350,000		309,928	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,560,000		1,113,391	(a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	400,000		254,248	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	410,000		174,935	(a)(b)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,000,000		835,128	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		106,338	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000		2,519,229	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	800,000	GBP	830,999	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000		334,207	(a)
Total Wireless Telecommunication Services					7,133,344
Total Communication Services					24,557,398
Consumer Discretionary — 17.1%
Automobile Components — 3.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		818,141	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,211,000		1,200,385	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000		587,072
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,050,000		2,097,189	(a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	400,000		403,095	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000		440,103	(a)
Total Automobile Components					5,545,985
Automobiles — 2.6%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	200,000	GBP	249,886	(a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000		781,572	(b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,700,000		1,436,348	(b)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — continued
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		$220,798	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		741,170	(b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000		1,330,039	(a)(b)
Total Automobiles					4,759,813
Broadline Retail — 1.5%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	1,550,000		1,276,258	(b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,000,000		1,024,820	(a)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000		508,437	(d)
Total Broadline Retail					2,809,515
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	930,000		965,687	(a)
Diversified Consumer Services — 1.5%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	216,128	(d)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,830,000	EUR	1,883,401	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	420,000		370,687	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000		314,433	(a)
Total Diversified Consumer Services					2,784,649
Hotels, Restaurants & Leisure — 7.0%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	470,000		463,386	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		463,164	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000		43,396	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	971,245
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	100,000		101,802	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		689,119	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,530,000		1,366,181	(b)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.902%	7/16/35	1,768,000	GBP	1,647,966	(d)(e)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	762,000		747,846	(a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000		313,770	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000		470,216	(a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	180,000		187,598	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000		937,482	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		1,003,050	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		594,181	(a)(b)

See Notes to Financial Statements.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	$260,634	(d)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	489,621	(d)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,070,000		920,133
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000		409,019
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000		479,984	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		521,456	(a)
Total Hotels, Restaurants & Leisure					13,081,249
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		728,052	(b)
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	420,000		396,926	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	120,000		101,702	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	610,000		590,272
Total Specialty Retail					1,088,900
Total Consumer Discretionary					31,763,850
Consumer Staples — 3.1%
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		2,449,470	(b)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		59,032
Total Beverages					2,508,502
Food Products — 1.3%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	812,567	(d)
JBS USA LUX SA / JBS USA Food Co / JBS LUX Co. Sarl, Senior Notes	3.750%	12/1/31	1,000,000		845,380
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		168,096
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		515,622	(b)
Total Food Products					2,341,665
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	550,000		434,391
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		487,078
Total Tobacco					921,469
Total Consumer Staples					5,771,636

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 19.1%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	430,000	$443,414	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	700,000	436,026	(a)
Total Energy Equipment & Services				879,440
Oil, Gas & Consumable Fuels — 18.6%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	750,000	669,767
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000	1,056,936	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000	610,347	(b)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	530,000	532,369	(a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000	1,017,681	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	2,130,101	(f)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000	1,193,395
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	740,000	682,519	(c)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	379,704	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	440,734	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,227,195	(b)
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,631,352	(b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	429,407	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,707,063	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	873,059	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	763,692	(b)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	503,750	(a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	152,532
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,130,000	847,379	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	495,971
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	316,489
Puma International Financing SA, Senior Notes	7.750%	4/25/29	480,000	486,130	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	287,782	(b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	500,543	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	338,761	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	138,000	137,990
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,911,870	(b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	1,200,000	955,372	(a)(b)

See Notes to Financial Statements.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	440,000	$449,610	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	433,003
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	650,000	519,610	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,029,836
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,200,000	1,158,575	(a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	373,706	(a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	730,000	741,220	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,385,000	3,114,001	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	209,259
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	2,770,000	2,351,878	(f)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	371,779
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	428,091
YPF SA, Senior Notes	8.500%	7/28/25	120,000	116,953	(a)
Total Oil, Gas & Consumable Fuels				34,577,411
Total Energy				35,456,851
Financials — 34.6%
Banks — 23.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,610,000	1,419,722	(a)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	3,910,000	3,755,028	(b)(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	484,210	(b)
Bank of Nova Scotia, Senior Notes	2.700%	8/3/26	750,000	705,367
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,390,000	1,392,278	(b)(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	4,500,000	4,416,546	(b)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	$641,463	(b)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	493,300	(a)(e)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	1,000,000	934,423	(a)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	2,100,000	2,092,184	(b)(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,884,038	(b)
Comerica Bank, Senior Notes	2.500%	7/23/24	720,000	711,011
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	568,450	(a)(c)(e)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,000,000	1,837,854	(a)(b)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,264,015	(b)(c)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	2,870,000	2,631,178	(b)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,940,000	1,912,275	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.868%	5/1/24	4,890,000	4,890,000	(c)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	750,000	752,109	(b)(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	496,199	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,138,567	(b)(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,700,000	2,636,935	(b)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	640,786

See Notes to Financial Statements.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,250,000		$1,250,536	(b)(e)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	1,400,000		1,359,260	(b)(e)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000	EUR	632,318	(d)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000		1,432,551	(a)(b)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	1,830,000		1,826,832	(b)(c)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	110,000		109,522	(c)(e)
Total Banks					44,308,957
Capital Markets — 5.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000		1,630,246	(b)(c)(e)
Credit Suisse AG AT1 Claim	—	—	3,900,000		448,500	*(g)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	1,300,000		1,376,719	(b)
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	900,000		896,239	(a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000		2,306,357	(e)(f)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000		856,887	(e)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000		847,265	(c)(d)(e)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000		413,003
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	870,000		890,293	(a)(e)
Total Capital Markets					9,665,509
Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000		2,851,188	(f)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	133,499	(a)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Financial Services — continued
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		$1,209,306	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,621,256		1,535,227	(a)(h)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,190,000		1,198,198	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000		472,892	(a)
Total Financial Services					7,400,310
Insurance — 1.2%
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,295,000	(a)(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		318,124	(a)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. Euribor + 3.400%)	3.250%	5/26/49	700,000	EUR	714,578	(d)(e)
Total Insurance					2,327,702
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	540,000		533,384	(a)
Total Financials					64,235,862
Health Care — 9.5%
Biotechnology — 0.5%
Amgen Inc., Senior Notes	2.450%	2/21/30	1,100,000		938,581
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	750,000		712,291
Health Care Providers & Services — 6.0%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000		2,930,093	(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	690,000		707,267	(a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000		448,509
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000		1,814,940	(b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000		386,576
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000		969,221	(b)
HCA Inc., Senior Notes	3.500%	9/1/30	750,000		661,489
Humana Inc., Senior Notes	5.875%	3/1/33	600,000		599,726
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000		543,745	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		478,508	(b)

See Notes to Financial Statements.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000	$434,889	(b)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,246,260	(b)
Total Health Care Providers & Services				11,221,223
Pharmaceuticals — 2.6%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	730,000	742,641	(a)
Par Pharmaceutical Inc. Escrow	—	—	500,000	0	*(a)(g)(i)(j)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	2,000,000	1,906,244	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000	1,567,152	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000	426,605
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	133,511
Total Pharmaceuticals				4,776,153
Total Health Care				17,648,248
Industrials — 13.2%
Aerospace & Defense — 1.8%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000	1,152,894	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	885,111	(a)
Boeing Co., Senior Notes	3.625%	2/1/31	1,100,000	945,714	(b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	320,000	327,662	(a)
Total Aerospace & Defense				3,311,381
Building Products — 1.5%
GUSAP LP, Senior Notes	7.250%	4/16/44	1,220,000	1,281,304	(a)(b)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000	1,518,418	(a)(b)
Total Building Products				2,799,722
Commercial Services & Supplies — 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	360,000	335,886	(b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	410,000	423,995
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	722,138	(a)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	510,000	516,650	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	280,000	282,613	(a)
Total Commercial Services & Supplies				2,281,282

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — 1.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	$1,798,681	(d)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	300,000		290,317
Total Machinery					2,088,998
Passenger Airlines — 5.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000		2,347,331	(a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,930,000		2,011,633	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		492,924	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		419,749	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,509,098	(a)(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000		435,757	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	519,999		406,518	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,230,000		961,574	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	766,080		748,459	(b)
Total Passenger Airlines					10,333,043
Trading Companies & Distributors — 2.0%
Air Lease Corp., Senior Notes	3.375%	7/1/25	500,000		486,073
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	2,110,000		1,675,976	(a)(b)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		832,814	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	647,000		638,183
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		134,327
Total Trading Companies & Distributors					3,767,373
Total Industrials					24,581,799
Information Technology — 1.2%
Communications Equipment — 0.1%
Viasat Inc., Senior Notes	7.500%	5/30/31	400,000		282,998	(a)
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	330,000		336,161	(a)
Technology Hardware, Storage & Peripherals — 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	980,000		971,223
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000		652,491	(b)
Total Technology Hardware, Storage & Peripherals					1,623,714
Total Information Technology					2,242,873

See Notes to Financial Statements.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 5.9%
Chemicals — 1.5%
OCP SA, Senior Notes	6.750%	5/2/34	1,780,000		$1,755,418	(a)(k)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000		1,076,795	(a)(b)
Total Chemicals					2,832,213
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	620,000		653,420	(a)
Metals & Mining — 3.0%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000		794,465
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	700,000		724,098	(a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	550,000		520,975	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000		115,848	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000		55,057	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,688,326	(b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000		577,535
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		348,682
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		771,562
Total Metals & Mining					5,596,548
Paper & Forest Products — 1.0%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000		398,789	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000		1,381,070
Total Paper & Forest Products					1,779,859
Total Materials					10,862,040
Real Estate — 0.8%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	120,000		86,821
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000		472,287
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000		304,811
Total Hotel & Resort REITs					777,098
Real Estate Management & Development — 0.3%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000		50,085	*(d)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000		218,061	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	400,000	EUR	288,304	(d)
Total Real Estate Management & Development					556,450
Total Real Estate					1,420,369

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 3.2%
Electric Utilities — 2.4%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000		$811,433	(a)
Electricite de France SA, Senior Notes	1.000%	11/29/33	1,300,000	EUR	1,064,806	(d)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	1,000,000	GBP	1,124,268	(d)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,000,000		1,057,354
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	460,000		472,131	(a)
Total Electric Utilities					4,529,992
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		848,006
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	604,370		565,758	(a)
Total Utilities					5,943,756
Total Corporate Bonds & Notes (Cost — $221,805,707)					224,484,682
Sovereign Bonds — 14.4%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000		1,277,969	(a)
Argentina — 0.3%
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000		544,000	(a)
Brazil — 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	6,000,000	BRL	1,151,988
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000		1,131,749
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000		535,580	(a)
Indonesia — 1.9%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		572,390	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,110,000		2,902,336	(b)
Total Indonesia					3,474,726
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000		249,823	(a)

See Notes to Financial Statements.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 4.4%
Mexican Bonos, Bonds	7.750%	5/29/31	101,520,000	MXN	$5,255,104
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		562,000
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	730,000		593,655
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000		1,669,860	(b)
Total Mexico					8,080,619
Panama — 0.6%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,810,000		1,197,043
Peru — 1.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,047,704	(b)
Philippines — 0.2%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000		340,424
Poland — 1.2%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	2,237,578
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000		467,305	(a)
Romania — 0.7%
Romanian Government International Bond, Senior Notes	3.875%	10/29/35	1,500,000	EUR	1,349,679	(d)
United Kingdom — 1.0%
United Kingdom Gilt, Bonds	4.125%	1/29/27	1,500,000	GBP	1,854,318	(d)
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000	UYU	816,084
Total Sovereign Bonds (Cost — $26,142,559)					26,756,589
Senior Loans — 12.6%
Communication Services — 0.3%
Media — 0.3%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.430%	5/1/26	600,000		526,233	(e)(m)(n)
Consumer Discretionary — 3.4%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.930%	4/13/28	1,250,000		571,294	(e)(m)(n)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.066%	2/6/31	600,000	$601,575	(e)(m)(n)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.559%	11/25/30	1,396,500	1,400,739	(e)(m)(n)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.316%	11/30/29	906,832	910,169	(e)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 2.100%)	7.417%	11/6/30	1,350,000	1,354,529	(e)(m)(n)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.071%	4/14/29	1,489,950	1,495,120	(e)(m)(n)
Total Hotels, Restaurants & Leisure				5,762,132
Total Consumer Discretionary				6,333,426
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Buckeye Partners LP, 2023 Term Loan Facility B2	—	11/22/30	498,750	501,122	(o)
Financials — 3.5%
Consumer Finance — 0.6%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.316%	3/12/29	160,000	160,858	(e)(m)(n)
Trans Union LLC, Term Loan B7 (1 mo. Term SOFR + 2.000%)	7.316%	12/1/28	1,000,000	1,002,690	(e)(m)(n)(o)
Total Consumer Finance				1,163,548
Financial Services — 2.2%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	1,800,000	1,808,442	(e)(m)(n)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.566%	7/29/30	2,222,038	2,228,992	(e)(m)(n)
Total Financial Services				4,037,434
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.416%	8/19/28	748,101	728,568	(e)(m)(n)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Mortgage LLC, Term Loan B	—	11/18/27	498,737	499,673	(o)
Total Financials				6,429,223
Health Care — 0.6%
Life Sciences Tools & Services — 0.2%
IQVIA Inc., Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.309%	1/2/31	498,750	501,812	(e)(m)(n)

See Notes to Financial Statements.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.4%
Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.826%	4/9/31	710,000	$709,024	(e)(m)(n)
Total Health Care				1,210,836
Industrials — 1.3%
Passenger Airlines — 0.9%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	450,739	465,433	(e)(m)(n)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/24/31	1,210,000	1,216,619	(e)(m)(n)
Total Passenger Airlines				1,682,052
Trading Companies & Distributors — 0.4%
United Rentals North America Inc., Restatement Term Loan (1 mo. Term SOFR + 1.750%)	7.066%	2/14/31	700,000	703,938	(e)(m)(n)
Total Industrials				2,385,990
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.829%	7/2/29	948,711	954,341	(e)(m)(n)(o)
Semiconductors & Semiconductor Equipment — 0.6%
MKS Instruments Inc., 2023 Dollar Term Loan B (1 mo. Term SOFR + 2.500%)	7.823%	8/17/29	1,034,167	1,037,404	(e)(m)(n)
Software — 0.1%
Modena Buyer LLC, Term Loan	—	4/18/31	280,000	274,313	(o)
Total Information Technology				2,266,058
Materials — 1.4%
Construction Materials — 0.4%
Summit Materials LLC, Term Loan B2 (3 mo. Term SOFR + 2.500%)	7.799%	1/12/29	650,000	655,691	(e)(m)(n)
Containers & Packaging — 0.5%
Berry Global Inc., Term Loan AA (1 mo. Term SOFR + 1.864%)	7.182%	7/1/29	997,494	1,001,234	(e)(m)(n)
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.166%	9/7/27	987,212	990,297	(e)(m)(n)
Total Materials				2,647,222

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 0.6%
Electric Utilities — 0.6%
Vistra Operations Co. LLC, 2018 Incremental Term Loan	—	12/20/30	1,097,250	$1,099,285	(o)
Total Senior Loans (Cost — $23,751,453)				23,399,395

Collateralized Mortgage Obligations (p) — 2.7%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	630,000	551,912	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.494%	8/15/48	600,000	508,469	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.330%	12/25/50	440,000	474,339	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.730%	2/25/42	225,000	230,204	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.980%	12/25/41	390,000	391,908	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.030%	7/25/43	790,000	819,173	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	7.130%	2/25/44	730,000	732,423	(a)(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.467%	8/25/35	31,958	30,202	(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.710%	12/15/48	580,000	511,939	(e)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	503,463
UBS Commercial Mortgage Trust, 2018-C15 C	5.311%	12/15/51	405,000	356,921	(e)
Total Collateralized Mortgage Obligations (Cost — $4,862,951)				5,110,953
Convertible Bonds & Notes — 1.1%
Communication Services — 1.0%
Media — 1.0%
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,110,000	1,545,575	(b)
DISH Network Corp., Senior Notes	3.375%	8/15/26	560,000	344,399
Total Communication Services				1,889,974

See Notes to Financial Statements.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	200,000	$103,862
Total Convertible Bonds & Notes (Cost — $2,305,652)				1,993,836
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Notes (Cost — $521,311)	3.250%	8/31/24	525,000	521,338

			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			2,899	83,033	*(g)(i)
Endo International PLC			97	2,778	*(g)(i)
Total Common Stocks (Cost — $78,673)				85,811
Total Investments before Short-Term Investments (Cost — $279,468,306)				282,352,604

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.9%
U.S. Treasury Bills — 0.6%
U.S. Treasury Bills (Cost — $1,149,832)	2.726%	5/2/24	1,150,000	1,149,831	(q)

			Shares
Money Market Funds — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $483,581)	5.265%		483,581	483,581	(r)(s)
Total Short-Term Investments (Cost — $1,633,413)				1,633,412
Total Investments — 152.9% (Cost — $281,101,719)				283,986,016
Liabilities in Excess of Other Assets — (52.9)%				(98,256,165)
Total Net Assets — 100.0%				$185,729,851

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	The maturity principal is currently in default as of April 30, 2024.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan has not settled as of April 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(p)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown represents yield-to-maturity.

(r)	Rate shown is one-day yield as of the end of the reporting period.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $483,581 and the cost was $483,581 (Note 8).

See Notes to Financial Statements.

20	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

PLN	— Polish Zloty

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

SONIA	— Sterling Overnight Index Average

USD	— United States Dollar

UYU	— Uruguayan Peso

At April 30, 2024, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.700%	3/19/2024	6/18/2024	$2,817,500	Corporate Bonds & Notes	$2,851,717
Deutsche Bank AG	5.700%	3/25/2024	6/18/2024	2,210,421	Corporate Bonds & Notes	2,318,641
Deutsche Bank AG	5.800%	3/19/2024	6/18/2024	4,743,300	Corporate Bonds & Notes	4,998,411
Goldman Sachs Group Inc.	5.700%	4/17/2024	5/21/2024	4,542,463	Corporate Bonds & Notes	4,984,483
Goldman Sachs Group Inc.	6.000%	12/14/2023	TBD***	1,586,174	Corporate Bonds & Notes	2,201,262
				$15,899,858		$17,354,514

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***TBD — To

Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of April 30, 2024.

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

At April 30, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	18,783,168	USD	20,071,844	Bank of America N.A.	7/19/24	$43,852
GBP	226,709	USD	281,490	Citibank N.A.	7/19/24	1,920
USD	2,624,020	GBP	2,091,656	Citibank N.A.	7/19/24	9,235
USD	853,412	MXN	14,245,149	JPMorgan Chase & Co.	7/19/24	32,512
USD	1,958,059	MXN	32,540,000	JPMorgan Chase & Co.	7/19/24	82,889
CAD	2,940,570	USD	2,150,608	Morgan Stanley & Co. Inc.	7/19/24	(11,698)
EUR	1,673,000	USD	1,785,493	Morgan Stanley & Co. Inc.	7/19/24	6,195
Net unrealized appreciation on open forward foreign currency contracts						$164,905

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

22	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

Summary of Investments by Country#
United States	56.6%
United Kingdom	9.3
Mexico	4.9
Ireland	2.2
Italy	2.1
France	2.0
Brazil	1.9
Indonesia	1.6
Germany	1.6
Colombia	1.6
Peru	1.4
Switzerland	1.4
Spain	1.4
Canada	1.3
Belgium	0.9
Macau	0.8
Poland	0.8
Kazakhstan	0.8
Luxembourg	0.8
Israel	0.7
Morocco	0.6
Cayman Islands	0.5
Romania	0.5
Angola	0.4
Panama	0.4
Argentina	0.4
South Africa	0.4
Guatemala	0.3
Uruguay	0.3
Zambia	0.3
China	0.2
Dominican Republic	0.2
Singapore	0.2
Qatar	0.2
Philippines	0.1
Sweden	0.1
Jersey	0.1
Jordan	0.1
Netherlands	0.0 ‡
Short-Term Investments	0.6
100.0%

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Global Corporate Defined Opportunity Fund Inc.

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2024 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

24	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $280,618,138)	$283,502,435
Investments in affiliated securities, at value (Cost — $483,581)	483,581
Foreign currency, at value (Cost — $790,483)	743,986
Cash	306,498
Interest receivable	3,822,129
Receivable for securities sold	1,158,909
Unrealized appreciation on forward foreign currency contracts	176,603
Dividends receivable from affiliated investments	7,628
Prepaid expenses	8,888
Total Assets	290,210,657

Liabilities:
Loan payable (Note 5)	81,000,000
Payable for open reverse repurchase agreements (Note 3)	15,899,858
Payable for securities purchased	5,129,502
Distributions payable	1,524,815
Interest and commitment fees payable	574,610
Investment management fee payable	186,845
Deposits from brokers for open reverse repurchase agreements	23,000
Unrealized depreciation on forward foreign currency contracts	11,698
Directors’ fees payable	2,426
Accrued expenses	128,052
Total Liabilities	104,480,806
Total Net Assets	$185,729,851

Net Assets:
Par value ($0.001 par value; 14,949,168 shares issued and outstanding; 100,000,000 shares authorized)	$14,949
Paid-in capital in excess of par value	253,513,089
Total distributable earnings (loss)	(67,798,187)
Total Net Assets	$185,729,851

Shares Outstanding	14,949,168

Net Asset Value	$12.42

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Interest	$10,259,775
Dividends from affiliated investments	50,635
Less: Foreign taxes withheld	(3,891)
Total Investment Income	10,306,519

Expenses:
Interest expense (Notes 3 and 5)	2,743,407
Investment management fee (Note 2)	1,109,230
Directors’ fees	31,329
Transfer agent fees	31,298
Legal fees	29,803
Audit and tax fees	27,269
Shareholder reports	21,666
Fund accounting fees	19,531
Commitment fees (Note 5)	6,825
Stock exchange listing fees	6,218
Custody fees	2,712
Insurance	1,011
Miscellaneous expenses	3,891
Total Expenses	4,034,190
Less: Fee waivers and/or expense reimbursements (Note 2)	(914)
Net Expenses	4,033,276
Net Investment Income	6,273,243

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,969,945)
Futures contracts	(7,915)
Forward foreign currency contracts	14,474
Foreign currency transactions	18,289
Net Realized Loss	(2,945,097)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	13,164,110
Forward foreign currency contracts	163,024
Foreign currencies	10,386
Change in Net Unrealized Appreciation (Depreciation)	13,337,520
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	10,392,423
Increase in Net Assets From Operations	$16,665,666

See Notes to Financial Statements.

26	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$6,273,243	$13,249,080
Net realized loss	(2,945,097)	(14,354,575)
Change in net unrealized appreciation (depreciation)	13,337,520	8,640,854
Increase in Net Assets From Operations	16,665,666	7,535,359

Distributions to Shareholders From (Note 1):
Total distributable earnings	(9,148,891)	(12,694,110)
Return of capital	—	(5,454,180)
Decrease in Net Assets From Distributions to Shareholders	(9,148,891)	(18,148,290)
Increase (Decrease) in Net Assets	7,516,775	(10,612,931)

Net Assets:
Beginning of period	178,213,076	188,826,007
End of period	$185,729,851	$178,213,076

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	27

Statement of cash flows (unaudited)

For the Six Months Ended April 30, 2024

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$16,665,666
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(84,135,384)
Sales of portfolio securities	71,282,958
Net purchases, sales and maturities of short-term investments	2,736,215
Net amortization of premium (accretion of discount)	(2,400,492)
Increase in receivable for securities sold	(705,746)
Decrease in interest receivable	7,974
Increase in prepaid expenses	(7,355)
Decrease in dividends receivable from affiliated investments	3,664
Increase in deposits from brokers for open reverse repurchase agreements	23,000
Increase in payable for securities purchased	4,349,089
Increase in investment management fee payable	5,848
Decrease in Directors’ fees payable	(1,216)
Increase in interest and commitment fees payable	116,164
Decrease in accrued expenses	(33,084)
Net realized loss on investments	2,969,945
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(13,327,134)
Net Cash Used in Operating Activities*	(2,449,888)

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(9,148,891)
Increase in payable for open reverse repurchase agreements	11,908,197
Net Cash Provided by Financing Activities	2,759,306
Net Increase in Cash and Restricted Cash	309,418
Cash and restricted cash at beginning of period	741,066
Cash and restricted cash at end of period	$1,050,484

*Included	in operating expenses is $2,634,068 paid for interest and commitment fees on borrowings.

The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2024
Cash	$1,050,484
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	$1,050,484

See Notes to Financial Statements.

28	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2024[1,2]	2023[1]	2022[1]	2021[1]	2020[1]	2019[1]

Net asset value, beginning of period	$11.92	$12.63	$18.06	$17.91	$18.41	$17.39

Income (loss) from operations:
Net investment income	0.42	0.89	1.04	1.07	1.03	0.99
Net realized and unrealized gain (loss)	0.69	(0.39)	(5.26)	0.29	(0.32)	1.24
Total income (loss) from operations	1.11	0.50	(4.22)	1.36	0.71	2.23

Less distributions from:
Net investment income	(0.61) [3]	(0.85)	(0.55)	(0.94)	(1.01)	(0.69)
Return of capital	—	(0.36)	(0.66)	(0.27)	(0.20)	(0.52)
Total distributions	(0.61)	(1.21)	(1.21)	(1.21)	(1.21)	(1.21)
Anti-dilutive impact of repurchase plan	—	—	—	—	0.00 [4,5]	—

Net asset value, end of period	$12.42	$11.92	$12.63	$18.06	$17.91	$18.41

Market price, end of period	$11.88	$11.36	$11.70	$18.16	$16.53	$17.37
Total return, based on NAV[6,7]	9.31%	3.65%	(24.14)%	7.62%	4.27%	13.30%
Total return, based on Market Price[8]	9.85%	6.98%	(29.96)%	17.43%	2.25%	22.89%

Net assets, end of period (millions)	$186	$178	$189	$270	$268	$275

Ratios to average net assets:
Gross expenses	4.25%[9]	4.01%	2.12%	1.53%	1.94%	2.33%
Net expenses[10]	4.25 [9,11]	4.01 [11]	2.12 [11]	1.53 [11]	1.93 [11]	2.33
Net investment income	6.60 [9]	6.82	6.80	5.73	5.79	5.55

Portfolio turnover rate	26%	37%	81%	35%	50%	52%

Supplemental data:
Loan Outstanding, End of Period (000s)	$81,000	$81,000	$83,000	$90,000	$90,000	$88,000
Asset Coverage Ratio for Loan Outstanding[12]	329%	320%	328%	400%	397%	413%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[12]	$3,293	$3,200	$3,275	$3,998	$3,974	$4,126
Weighted Average Loan (000s)	$81,000	$81,477	$86,510	$90,000	$88,716	$88,000
Weighted Average Interest Rate on Loan	6.21%	5.56%	1.69%	0.76%	1.75%	3.08%

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	29

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]	The repurchase plan was completed at an average repurchase price of $12.30 for 2,114 shares and $26,011 for the year ended October 31, 2020.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.

[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

See Notes to Financial Statements.

30	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

32	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$17,648,248	$0	*	$17,648,248
Other Corporate Bonds & Notes	—	206,836,434	—		206,836,434
Sovereign Bonds	—	26,756,589	—		26,756,589
Senior Loans	—	23,399,395	—		23,399,395
Collateralized Mortgage Obligations	—	5,110,953	—		5,110,953
Convertible Bonds & Notes	—	1,993,836	—		1,993,836
U.S. Government & Agency Obligations	—	521,338	—		521,338
Common Stocks	—	—	85,811		85,811
Total Long-Term Investments	—	282,266,793	85,811		282,352,604
Short-Term Investments†:
U.S. Treasury Bills	—	1,149,831	—		1,149,831
Money Market Funds	$483,581	—	—		483,581
Total Short-Term Investments	483,581	1,149,831	—		1,633,412
Total Investments	$483,581	$283,416,624	$85,811		$283,986,016
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$176,603	—		$176,603
Total	$483,581	$283,593,227	$85,811		$284,162,619

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,698	—	$11,698

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

34	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(e) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

36	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $11,698. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after

38	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding (“managed assets”).

FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London do not receive any compensation from the Fund. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $914, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$83,431,608	$703,776
Sales	70,321,865	961,093

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$281,101,719	$9,830,121	$(6,945,824)	$2,884,297
Forward foreign currency contracts	—	176,603	(11,698)	164,905

40	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2024 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$7,003,395	5.644%	$16,015,109

*	Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 5.700% to 6.000% during the six months ended April 30, 2024. Interest expense incurred on reverse repurchase agreements totaled $199,832.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$176,603
LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$11,698

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(7,915)	—	$(7,915)
Forward foreign currency contracts	—	$14,474	14,474
Total	$(7,915)	$14,474	$6,559

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$163,024

During the six months ended April 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$69,911
Forward foreign currency contracts (to buy)	26,221,591
Forward foreign currency contracts (to sell)	3,406,897

†	At April 30, 2024, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$43,852	—	$43,852	—	$43,852
Citibank N.A.	11,155	—	11,155	—	11,155
JPMorgan Chase & Co.	115,401	—	115,401	—	115,401
Morgan Stanley & Co. Inc.	6,195	$(11,698)	(5,503)	—	(5,503)
Total	$176,603	$(11,698)	$164,905	—	$164,905

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Loan

The Fund entered into a Margin Loan and Security Agreement (the “Credit Agreement”) with Bank of America, N.A. (“BofA”) that allows the Fund to borrow up to an aggregate amount of $90,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur

42	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended April 30, 2024 was $2,543,535. For the six months ended April 30, 2024, the Fund incurred commitment fees in the amount of $6,825. For the six months ended April 30, 2024, the average daily loan balance was $81,000,000 and the weighted average interest rate was 6.21%. At April 30, 2024, the Fund had $81,000,000 of borrowings outstanding per the Credit Agreement.

6. Distributions subsequent to April 30, 2024

The following distributions have been declared by the and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/23/2024	5/1/2024	$0.1020
5/23/2024	6/3/2024	$0.1020
6/21/2024	7/1/2024	$0.1220
7/24/2024	8/1/2024	$0.1220
8/23/2024	9/3/2024	$0.1220

7. Stock repurchase program

On March 10, 2014, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to 1,600,000 shares of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to the net asset value. The Board directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund did not repurchase any shares.

Since the Fund’s commencement of the stock repurchase program through April 30, 2024, the Fund repurchased 408,350 shares or 2.66% of its common shares outstanding for the total amount of $7,013,966. The anti-dilutive impact of these share repurchases is included on the Financial Highlights.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,475,438	$55,336,831	55,336,831	$57,328,688	57,328,688

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$50,635	—	$483,581

9. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $60,606,741, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Subsequent event

At the Fund’s re-convened Special Meeting of Stockholders held on June 10, 2024, stockholders of the Fund approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024 and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024.

44	Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report

As a result of the proposal’s approval, the following will occur:

•	The Fund will conduct a tender offer beginning in September 2024 for up to 100% of the Fund’s Common Stock at a price per share equal to net asset value (“Tender Offer”);

•

If the Fund maintains at least $50 million of net assets following the Tender Offer, the Fund will change its name from “Western Asset Global Corporate Defined Opportunity Fund Inc.” to “Western Asset Global Corporate Opportunity Fund Inc.” The Fund’s ticker symbol will remain “GDO”. The Fund’s CUSIP, 95790C107, will not change. If less than $50 million of net assets remain in the Fund following the Tender Offer, the Tender Offer will be cancelled and the Fund will proceed to liquidate on December 2, 2024 without further action by stockholders; and

•

The Fund’s investment manager has agreed to waive 10 basis points of its annual management fee (the “Fee Waiver”) for a period of two years following the proposal’s approval. The Fee Waiver will terminate on June 10, 2026.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Semi-Annual Report	45

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. was held on April 12, 2024 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	FOR	WITHHELD	ABSTAINED
Nisha Kumar	10,554,940	412,584	161,462
Jane Trust	10,570,034	408,243	150,709

At the Meeting, Mses. Kumar and Trust were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2027 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.

At March 31, 2024, in addition to Mses. Kumar and Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2024.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
10,736,570	260,722	131,694	0

46	Western Asset Global Corporate Defined Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Global Corporate Defined Opportunity Fund Inc.	47

Dividend reinvestment plan (unaudited) (cont’d)

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

48	Western Asset Global Corporate Defined Opportunity Fund Inc.

Western Asset

Global Corporate Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Marc A. De Oliveira

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Global Corporate Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

GDO

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to US

This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.

Revised December 2023.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global Corporate Defined Opportunity Fund Inc.

Western Asset Global Corporate Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX012645 6/24 SR24-4895

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective March 1, 2024, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Annabel Rudebeck, Chris Kilpatrick and Michael Buchanan. These investment professionals, all of whom are employed by Western Asset Management Company work together with a broader investment management team.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2024